Costs and Operating Expenses	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Costs and Operating Expenses
6.
Costs and operating expenses

	2023	2024	2025
COSTS AND OPERATING EXPENSES	(891,486)	(1,249,867)	(2,714,156)
Interest expenses and fees	(478,010)	(616,116)	(908,698)
Transaction expenses	(27,470)	(29,494)	(31,603)
Cost of goods and services	(166,356)	(303,858)	(1,179,141)
Technology & product development	(88,657)	(109,553)	(208,580)
Sales & marketing	(21,891)	(43,990)	(146,231)
General & administrative expenses	(29,468)	(32,899)	(78,252)
Provision expenses (see Note 7)	(79,634)	(113,957)	(161,651)

Interest expenses and fees include interest expenses on customer accounts, mandatory insurance of retail deposits, fees for early collection of credit card receivables and interest expenses on debt securities, including subordinated debt and due to banks.

Transaction expenses are mainly composed of the costs associated with accepting, processing and otherwise enabling payment transactions. Those costs include fees paid to payment processors, payment networks and various service providers.

Cost of goods include the purchase price of consumer products, the subsequent sale of which generates Retail revenue, including supplier’s rebates and subsidies, write-downs and losses of inventories. Rebates includes consideration received from certain suppliers, representing rebates for sold out products or purchased products from supplier for a specified period. The Group considers those rebates as a reduction to costs of inventory when the amounts are reliably measurable. For the years ended 31 December 2023, 2024, and 2025, the cost of goods were KZT 49,922 million, KZT 125,588 million and KZT 756,052 million, respectively. Cost of services include costs incurred to operate retail network, 24-hour call support and communication with customers, product packaging and delivery, and other expenses which can be attributed to the Group’s operating activities related to the provision of the products and services.

Technology & product development consist of staff and contractor costs that are incurred in connection with the research and development of new and maintenance of existing products and services, development, design, data science and maintenance of our products and services, and infrastructure costs. Infrastructure costs include depreciation of servers, networking equipment, data center, kartomats, postomats and payment equipment, rent, utilities, and other expenses necessary to support our technologies and platforms. Collectively, these costs reflect the investments we make in order to offer a wide variety of products and services to our customers.

Sales & marketing consist primarily of online and offline advertising expenses, promotion expenses, staff costs and other expenses that are incurred directly to attract or retain consumers and merchants. It also includes our charity and sponsorship activities.

General & administrative expenses consist primarily of costs incurred to provide support to our business, including legal, human resources, finance, risk, compliance, executive, professional services fees, office facilities and other support functions.

For the year ended 31 December 2025, costs and operating expenses attributable to Türkiye, include interest expenses and fees of KZT 144,734 million, cost of goods and services of KZT 767,466 million, technology & product development of KZT 62,324 million, sales & marketing of KZT 84,240 million, general & administrative expenses of KZT 38,551 million.

Interest expenses and fees by type of operation for the years ended 31 December 2023, 2024, and 2025 is presented below:

	2023	2024	2025
Interest expenses
Interest expense attributable to financing of loans to customers	(292,649)	(412,666)	(539,765)
Interest expense from other operations	(185,361)	(203,450)	(286,084)
Total interest expenses	(478,010)	(616,116)	(825,849)
Fees for early collection of credit card receivables	—	—	(82,849)
Total interest expenses and fees	(478,010)	(616,116)	(908,698)

Employee benefits, depreciation and amortization expenses and operating lease expenses are presented as follows:

	2023			2024			2025
	Employee benefits	Depreciation & amortization	Operating lease	Employee benefits	Depreciation & amortization	Operating lease	Employee benefits	Depreciation & amortization	Operating lease
Cost of goods and services	(23,522)	(237)	(1,268)	(29,114)	—	(1,319)	(79,644)	—	(1,553)
Technology & product development	(43,344)	(21,727)	(3,899)	(54,887)	(24,769)	(5,714)	(87,330)	(66,919)	(9,708)
Sales & marketing	(2,024)	—	(144)	(2,947)	—	(163)	(6,939)	—	(303)
General & administrative	(17,436)	(3,590)	(471)	(17,574)	(4,065)	(975)	(38,623)	(11,333)	(3,168)
Total	(86,326)	(25,554)	(5,782)	(104,522)	(28,834)	(8,171)	(212,536)	(78,252)	(14,732)

Expenses associated with share-based compensation are recognized across the functions in which the compensation recipients are employed.

The following table sets forth an analysis of share-based compensation expense by function for the periods indicated:

	2023	2024	2025
SHARE-BASED COMPENSATION	(20,859)	(16,963)	(15,476)
Cost of goods and services	(1,747)	(1,342)	(1,093)
Technology & product development	(10,410)	(10,070)	(10,658)
Sales & marketing	(686)	(542)	(516)
General & administrative expenses	(8,016)	(5,009)	(3,209)